ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
ASSETS
Cash and cash equivalents	¥ 4,177,890	$ 588,443	¥ 7,165,584		¥ 6,116,360
Amount due from subsidiaries and VIEs | ¥	49,586		428,108
TOTAL ASSETS	45,818,572	6,453,411	40,343,170
LIABILITIES
TOTAL LIABILITIES	23,808,715	3,353,388	21,411,873
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 325,591,776 shares issued and 322,792,063 shares outstanding as of December 31, 2022 and 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023, respectively)	22	3	22
Treasury stock	(384,637)	(54,175)
Additional paid-in capital	6,059,439	853,454	6,095,225
Retained earnings	16,297,316	2,295,429	12,803,684
Other comprehensive loss	(34,657)	(4,882)	(51,775)
TOTAL EQUITY	21,937,483	3,089,829	18,847,156
TOTAL LIABILITIES AND EQUITY	¥ 45,818,572	$ 6,453,411	¥ 40,343,170
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	326,552,504	326,552,504	325,591,776
Ordinary shares, outstanding (in shares)	315,226,128	315,226,128	322,792,063		310,486,975
360 Finance, Inc | Reportable legal entities
ASSETS
Cash and cash equivalents	¥ 2,636	$ 371	¥ 464,323
Prepaid expenses and other assets	16,202	2,282	6,325
Investments in subsidiaries and VIEs	21,933,951	3,089,332	18,275,772
TOTAL ASSETS	21,952,789	3,091,985	19,041,600
LIABILITIES
Accrued expenses and other current liabilities	1,153	163	194,444
Amount due to a subsidiary	14,153	1,993
TOTAL LIABILITIES	15,306	2,156	194,444
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 325,591,776 shares issued and 322,792,063 shares outstanding as of December 31, 2022 and 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023, respectively)	22	3	22
Treasury stock	(384,637)	(54,175)
Additional paid-in capital	6,059,439	853,454	6,095,225
Retained earnings	16,297,316	2,295,429	12,803,684
Other comprehensive loss	(34,657)	(4,882)	(51,775)
TOTAL EQUITY	21,937,483	3,089,829	18,847,156
TOTAL LIABILITIES AND EQUITY	¥ 21,952,789	$ 3,091,985	¥ 19,041,600
Stockholders' Equity, Other Disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares)	326,552,504	326,552,504	325,591,776
Ordinary shares, outstanding (in shares)	315,226,128	315,226,128	322,792,063
360 Finance, Inc | Reportable legal entities | Subsidiaries and VIEs
ASSETS
Amount due from subsidiaries and VIEs | ¥			¥ 295,180